THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 17, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST WAS DENIED ON MAY 27, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                 --------------
Check here if Amendment [ X ]; Amendment Number: 1
                                                 --------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           06/07/04
      -----------------------         -------------------           --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    14
                                           ------------------------------

Form 13F Information Table Value Total:    $121,455
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Comcast Corp Cl A       Common     20030N101    13,714      477,192  SH             SOLE                    SOLE

Comcast Co Cl A SpL     Common     20030N200    31,248    1,120,800  SH             SOLE                    SOLE

Comcast Co Cl A SpL     Common     20030N200     5,576      200,000  SH   CALL      SOLE                                       NONE

Comcast Co Cl A SpL     Common     20030N200     2,788      100,000  SH   CALL      SOLE                                       NONE

DIRECTV Group Inc.      Common     25459L106     7,414      482,071  SH             SOLE                    SOLE

Limited Brands          Common     532716107     5,762      288,108  SH             SOLE                    SOLE

MCI, Inc.               Common     552691107     2,080      100,000  SH             SOLE                    SOLE

Pfizer, Inc.            Common     717081103    12,467      355,700  SH             SOLE                    SOLE

Quanta Capital          Common     74763S100    12,500    1,000,000  SH             SOLE                    SOLE

Rotech Healthcare, Inc. Common     778669101     5,574      266,079  SH             SOLE                    SOLE

Scansoft, Inc.          Common     80603P107     1,186      212,111  SH             SOLE                    SOLE

TRW Automotive          Common     87264S106     3,368      154,700  SH             SOLE                    SOLE

UnitedGlobalCom Inc.    Common     913247508     9,740    1,147,212  SH             SOLE                    SOLE

Viacom Inc. Cl B        Common     925524308     8,038      205,000  SH             SOLE                    SOLE
